Trade Receivables	12 Months Ended
Dec. 31, 2023
Trade Receivables [Abstract]
Trade receivables
7	Trade receivables

Trade receivables are initially recorded at the transaction amount, which corresponds to the sales price, and are subsequently measured as follows: (i) fair value through other comprehensive income, in the case of receivables from credit card companies and (ii) amortized cost, for other customer portfolio.

		As of December 31,
	Note	2023	2022
Credit card companies	7.1	589	241
Credit card companies with related parties	10.1	211	49
Sales ticket and payment slips	7.1 and 7.2	333	249
Related parties	10.1	-	24
Suppliers and others		81	18
		1,214	581
Provision for expected credit losses	7.3	(15)	(11)
		1,199	570

Set forth below the breakdown of trade receivables by their gross amount by maturity period:

			Overdue
	Total	Due	Less than 30 days	Over 30 days
December 31, 2023	1,214	1,202	5	7
December 31, 2022	581	576	4	1

7.1	Assignment of receivables

The Company assigned part of its receivables referring to credit cards and tickets with operators, without any right of recourse, aiming to anticipate its cash flow. As of December 31, 2023, the volume of these operations is R$2,757 (R$2,785 as of December 31, 2022). The amount was derecognized from the balance of trade receivables, since all risks related to the receivables were substantially transferred. The cost to advance these credit card receivables is classified as “Cost and discount of receivables” in note 24.

7.2	Sales ticket and payment slips

Refers to amounts arising from transactions through receipts: (i) tickets and meal vouchers R$185 (R$134 as of December 31, 2022); and (ii) payment slips R$148 (R$115 as of December 31, 2022).

7.3	Provision for expected credit losses

All portfolios consider estimated losses, which are recorded based on quantitative and qualitative analysis, the track record of effective losses in the last 24 months, the credit assessment, and considering information on assumptions and projections relating to macroeconomic events, such as unemployment index and consumer confidence index, as well as the volume of credits overdue of trade receivable portfolio. The Company opted for measuring provisions for trade receivable losses by an amount equal to the expected credit loss for the entire life, by adopting a matrix of losses for each level of maturity.

The balance of trade receivables is disclosed net of the provision for expected losses in the balance sheet.

	For the year ended December 31,
	2023	2022	2021
At the beginning of the year	(11)	(6)	(4)
Additions	(50)	(36)	(15)
Reversals	46	31	13
At the end of the year	(15)	(11)	(6)